Summary of Significant Accounting Policies - Stock-Based Compensation Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock-based awards, unrecognized compensation costs on nonvested awards	$ 85,449		$ 42,559
Stock-based Compensation Expense [Abstract]
Stock-based compensation	11,341	$ 10,953	61,001	$ 37,674	$ 35,654
Restricted Stock Units (RSUs)
Summary of option activity
Total fair value of shares or units vested	18,415	19,861	29,332	26,492	21,191
Performance Units
Summary of option activity
Total fair value of shares or units vested	$ 4,346	$ 5,591	$ 29,701	$ 11,812	$ 6,503